UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                --------------

Check here if Amendment [  ]: Amendment Number:   _______________

     This Amendment (Check only one): [  ]  is a restatement
                                      [  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Woodbine Capital Advisors LP
Address:    499 Park Avenue, 16th Floor
            New York, New York 10022

Form 13F File Number:  028-14209
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joshua Berkowitz
Title: Chief Executive Officer and Chief Investment Officer
Phone: 212-351-9200

Signature, Place and Date of Signing:

  /s/ Joshua Berkowitz             New York, New York            May 15, 2012
-------------------------         --------------------        -----------------
       [Signature]                    [City, State]                 [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F  COMBINATION REPORT. (Check here if a portion of the holdings for this
      reporting   manager  are  reported  in  this  report  and  a  portion  are reported  by  other  reporting  manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              0
                                                   -------------------------
Form 13F Information Table Entry Total:                        18
                                                   -------------------------
Form 13F Information Table Value Total:                     $206,735
                                                   -------------------------
                                                         (in thousands)

List of Other Included Managers:

Provide  a  numbered list of  the name(s) and Form 13F file   number(s)  of  all
institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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                                                    WOODBINE CAPITAL ADVISORS LP
                                                     FORM 13F INFORMATION TABLE
                                                   Quarter Ended March 31, 2012

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                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------
CALPINE CORP                 COM NEW          131347304    2,701   156,935 SH       SOLE                  156,935
COBALT INTL ENERGY INC       COM              19075F106    1,096    36,498 SH       SOLE                   36,498
ELAN PLC                     ADR              284131208    1,921   127,956 SH       SOLE                  127,956
ENCANA CORP                  COM              292505104    4,913   250,000 SH       SOLE                  250,000
GILDAN ACTIVEWEAR INC        COM              375916103    2,477    89,920 SH       SOLE                   89,920
ISHARES TR                   MSCI EMERG MKT   464287234   10,736   250,000 SH  CALL SOLE                  250,000
MARKET VECTORS ETF TR        JR GOLD MINERS E 57060U589      737    30,000 SH       SOLE                   30,000
MBIA INC                     COM              55262C100    3,914   399,366 SH       SOLE                  399,366
MCDONALDS CORP               COM              580135101      981    10,000 SH       SOLE                   10,000
MONSTER WORLDWIDE INC        COM              611742107    1,170   120,000 SH       SOLE                  120,000
NETAPP INC                   COM              64110D104      981    21,910 SH       SOLE                   21,910
OVERSEAS SHIPHOLDING GROUP I COM              690368105      505    40,000 SH       SOLE                   40,000
POWERSHARES QQQ TRUST        UNIT SER 1       73935A104   72,279 1,070,000 SH  PUT  SOLE                1,070,000
SPDR S&P 500 ETF TRUST       TR UNIT          78462F103   87,260   619,700 SH  PUT  SOLE                  619,700
SPDR SERIES TRUST            S&P HOMEBUILD    78464A888    5,009   234,600 SH  PUT  SOLE                  234,600
TRANSOCEAN LTD               REG SHS          H8817H100    5,815   106,305 SH       SOLE                  106,305
VALERO ENERGY CORP NEW       COM              91913Y100    1,039    40,305 SH       SOLE                   40,305
WAL MART STORES INC          COM              931142103    3,201    52,305 SH       SOLE                   52,305
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